Derivative Instruments and Hedging Activities - Foreign Currency Forward Contracts (Details) - Foreign currency forward contracts $ in Thousands	Sep. 30, 2018 USD ($)	Sep. 30, 2018 NOK (kr)	Sep. 30, 2018 EUR (€)
Derivative [Line Items]
Fair Value / Carrying Amount of Asset (Liability) Non-hedge	$ (1,568)
Expected Maturity, 2018	20,218
Expected Maturity, 2019	38,022
Norwegian Kroner
Derivative [Line Items]
Contract Amount in Foreign Currency | kr		kr 430,000,000
Fair Value / Carrying Amount of Asset (Liability) Non-hedge	$ (1,422)
Average Forward Rate	7.88	7.88	7.88
Expected Maturity, 2018	$ 16,565
Expected Maturity, 2019	38,022
Euro
Derivative [Line Items]
Contract Amount in Foreign Currency | €			€ 3,000,000
Fair Value / Carrying Amount of Asset (Liability) Non-hedge	$ (146)
Average Forward Rate	0.82	0.82	0.82
Expected Maturity, 2018	$ 3,653